Revenue and Segment Information (Details)	12 Months Ended
	Dec. 31, 2023 segments customers	Dec. 31, 2022 segments customers	Dec. 31, 2021 segments customers
Revenue and Segment Information [Abstract]
Number of operating segment | segments	7	7	6
Number of customers | customers	3	2	2
Group revenue percentage	10.00%